Financial Instruments and Financial Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade and other current payables	$ 5,394	$ 5,968